Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Note Receivable from Participant, Interest Rate Range, Low End	3.25%	3.25%
EBP, Note Receivable from Participant, Interest Rate Range, High End	9.50%	9.75%
EBP, Note Receivable from Participant	$ 106,785	$ 100,347
EBP, Asset Held for Investment	11,661,687
Investment, Identifier [Axis]: Blended Stable Value I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	648
Investment, Identifier [Axis]: Blended Stable Value II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	677
Investment, Identifier [Axis]: Capital Group EuroPacific Growth TrustSM (US) Class U4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	146,160
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	291,505
Investment, Identifier [Axis]: FIAM Core Plus Commingled Pool Class N
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 148,038
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Federated Capital Preservation Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 57
Investment, Identifier [Axis]: Fidelity Blue Chip Growth Commingled Pool Class O
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 630,074
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Great Gray CIT III for MetLife Group Annuity Contract No. 25554 CL J
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19
Investment, Identifier [Axis]: Jennison US Small-Cap Equity Fund - Class 9
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	114,107
Investment, Identifier [Axis]: Retirement 2005 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	27,700
Investment, Identifier [Axis]: Retirement 2010 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	37,615
Investment, Identifier [Axis]: Retirement 2015 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	83,399
Investment, Identifier [Axis]: Retirement 2020 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	287,167
Investment, Identifier [Axis]: Retirement 2025 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	673,856
Investment, Identifier [Axis]: Retirement 2030 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,102,737
Investment, Identifier [Axis]: Retirement 2035 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,406,363
Investment, Identifier [Axis]: Retirement 2040 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,329,642
Investment, Identifier [Axis]: Retirement 2045 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,053,733
Investment, Identifier [Axis]: Retirement 2050 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	832,046
Investment, Identifier [Axis]: Retirement 2055 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	588,896
Investment, Identifier [Axis]: Retirement 2060 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	334,103
Investment, Identifier [Axis]: Retirement 2065 Active Trust Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	97,799
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	192,517
Investment, Identifier [Axis]: State Street S&P 500 Index Securities Lending Series Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,182,055
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	78,343
Investment, Identifier [Axis]: State Street U.S. Extended Market Index Securities Lending Series Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	312,591
Investment, Identifier [Axis]: State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	52,073
Investment, Identifier [Axis]: T. Rowe Price Stable Value Common Trust Fund R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	338,668
Investment, Identifier [Axis]: Thermo Fisher Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 209,325
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,989
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,989
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	294,494
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,049,701
EBP, Other Investment [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,383